Note 11- Company Earn-Out and Warrant Liabilities - Earn-out Shares Fair Value Assumptions (Details)	Dec. 31, 2021	Jul. 01, 2021
Measurement Input, Expected Term [Member]
Measurement input	6.50	7.00
Measurement Input, Price Volatility [Member]
Measurement input	40.00	40.00